Description of Business and Segmented Disclosures - Geographical (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	$ 20,117	$ 21,919
Royalties	(323)	(335)
Marketing and other	189	668
Revenues, net of royalties	19,983	22,252
Restricted cash – non-current	142	128
Exploration and evaluation assets (note 8)	643	997
Property, plant and equipment, net	23,623	25,800
Right-of-use assets	1,202	0	$ 1,767
Goodwill (note 11)	656	690		$ 633
Investment in joint ventures (note 12)	1,182	1,319
Long-term income taxes receivable	212	243
Other assets (note 13)	524	360
Non-current assets	28,184	29,537
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	9,120	9,000
Royalties	(264)	(269)
Marketing and other	189	668
Revenues, net of royalties	9,045	9,399
Restricted cash – non-current	0	0
Exploration and evaluation assets (note 8)	599	935
Property, plant and equipment, net	14,630	16,433
Right-of-use assets	1,044	0
Goodwill (note 11)	0	0
Investment in joint ventures (note 12)	666	669
Long-term income taxes receivable	212	243
Other assets (note 13)	47	58
Non-current assets	17,198	18,338
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	9,940	11,770
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	9,940	11,770
Restricted cash – non-current	0	0
Exploration and evaluation assets (note 8)	0	0
Property, plant and equipment, net	6,053	6,336
Right-of-use assets	156	0
Goodwill (note 11)	656	690
Investment in joint ventures (note 12)	0	0
Long-term income taxes receivable	0	0
Other assets (note 13)	458	276
Non-current assets	7,323	7,302
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,057	1,149
Royalties	(59)	(66)
Marketing and other	0	0
Revenues, net of royalties	998	1,083
Restricted cash – non-current	142	128
Exploration and evaluation assets (note 8)	39	57
Property, plant and equipment, net	2,938	3,030
Right-of-use assets	2	0
Goodwill (note 11)	0	0
Investment in joint ventures (note 12)	0	0
Long-term income taxes receivable	0	0
Other assets (note 13)	0	0
Non-current assets	3,121	3,215
Other International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	0	0
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	0	0
Restricted cash – non-current	0	0
Exploration and evaluation assets (note 8)	5	5
Property, plant and equipment, net	2	1
Right-of-use assets	0	0
Goodwill (note 11)	0	0
Investment in joint ventures (note 12)	516	650
Long-term income taxes receivable	0	0
Other assets (note 13)	19	26
Non-current assets	$ 542	$ 682